Accounts Receivable, Net	12 Months Ended
Jun. 30, 2025
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE 4 – ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following:

	As of June 30,
	2025	2024
Total trade accounts receivable	$15,911,272	$15,518,614
Less: allowance for expected credit losses	(3,112,908)	(2,561,803)
Total accounts receivable, net	$12,798,364	$12,956,811
Current portion	$12,280,554	$12,286,665
Non-current accounts receivable	$517,810	$670,146

Non-current accounts receivable is the non-current portion of warranty retainage as of June 30, 2025 and 2024.

	As of June 30,
Non-current portion of warranty retainage by due date	2025	2024
1-2 years	$336,519	$448,845
2-3 years	56,542	211,226
3-4 years	4,568	10,075
>4 years	120,181	-
Total	$517,810	$670,146

As of June 30, 2025 and 2024, warranty retainage included in total accounts receivable was $2.8 million and $2.9 million, respectively.

	As of June 30,
Warranty retainage by due date	2025	2024
Within 1 year	$2,321,940	$2,186,969
1-2 years	336,519	448,845
2-3 years	56,542	211,226
3-4 years	4,568	10,075
>4 years	120,181	-
Total	$2,839,750	$2,857,115

The movement of the allowance for expected credit losses is as follows:

	For the Years Ended June 30,
	2025	2024	2023
Balance at beginning of the year	$(2,561,803)	$(1,596,858)	$(463,981)
Current year addition	(562,485)	(942,762)	(1,165,907)
Foreign exchange difference	11,380	(22,183)	33,030
Balance at end of the year	$(3,112,908)	$(2,561,803)	$(1,596,858)